Note 9 - Costamare Ventures Inc.	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Costamare Ventures Inc. [Text Block]

9. Costamare Ventures Inc.:

On May 15, 2013, the Company, along with its wholly-owned subsidiary, Costamare Ventures Inc. (“Costamare Ventures”) entered into a framework deed which was amended and restated on June 12, 2018 (the “Framework Deed”) with York (Note 10) to invest jointly in the acquisition and construction of container vessels. The Framework Deed was terminated on December 31, 2024 upon the winding up of the last remaining joint venture entity. The Company accounted for the entities formed under the Framework Deed as equity investments.